SHARE-BASED COMPENSATION - Summary of Valuation Assumptions (Details) - Market Performance-Based Restricted Stock Units	12 Months Ended
Dec. 31, 2024
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate	1.85%
Dividend yield	0.00%
Expected volatility	45.00%